Portfolio of Investments
Columbia Overseas Value Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Australia 1.4%
Ansell Ltd.	321,962	8,806,429
BHP Group Ltd., ADR	264,689	14,766,999
Total		23,573,428
Austria 1.9%
Andritz AG	749,062	31,603,218
Canada 4.2%
Alimentation Couche-Tard, Inc., Class B	508,340	16,882,039
Cameco Corp.	1,499,296	15,022,946
Teck Resources Ltd., Class B(a)	882,979	13,951,068
Teekay Tankers Ltd., Class A(a),(b)	880,149	10,244,935
Yamana Gold, Inc.	3,131,627	16,347,093
Total		72,448,081
Finland 2.1%
UPM-Kymmene OYJ	1,110,095	36,424,757
France 12.9%
AtoS(b)	197,552	18,032,702
AXA SA	1,922,866	44,955,603
BNP Paribas SA(b)	810,524	41,256,665
Capgemini SE	172,262	23,966,111
DBV Technologies SA, ADR(b)	256,196	627,680
Eiffage SA(b)	122,457	11,972,310
Sanofi	289,131	29,144,080
Total SE	1,214,911	51,567,377
Total		221,522,528
Germany 7.7%
Allianz SE, Registered Shares	69,664	16,328,215
Aroundtown SA(b)	1,587,431	10,986,708
Bayer AG, Registered Shares	218,540	12,590,912
Covestro AG	560,077	31,164,395
Duerr AG	638,884	23,288,511
E.ON SE	1,836,875	19,875,884
KION Group AG	239,415	18,348,517
Total		132,583,142
Hong Kong 1.6%
WH Group Ltd.	33,217,000	27,060,967
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 1.4%
Amarin Corp. PLC, ADR(a),(b)	234,110	1,161,185
Flutter Entertainment PLC(b)	126,568	23,060,230
Total		24,221,415
Israel 2.3%
Bank Hapoalim BM(b)	4,100,419	26,869,184
Bezeq Israeli Telecommunication Corp., Ltd.(b)	11,275,412	12,203,170
Total		39,072,354
Italy 0.6%
Esprinet SpA(b)	1,011,780	10,152,472
Japan 21.4%
Dai-ichi Life Holdings, Inc.	936,500	14,754,233
Daiwabo Holdings Co., Ltd.	290,100	18,105,562
Fujitsu Ltd.	83,500	11,551,235
Invincible Investment Corp.	23,392	6,905,947
ITOCHU Corp.	1,398,500	36,905,404
Kinden Corp.	923,800	14,756,224
Koito Manufacturing Co., Ltd.	309,500	18,545,108
Matsumotokiyoshi Holdings Co., Ltd.	641,300	29,932,936
Nippon Telegraph & Telephone Corp.	961,700	22,744,465
ORIX Corp.	2,441,800	36,141,998
Shionogi & Co., Ltd.	296,600	15,876,246
Ship Healthcare Holdings, Inc.	488,300	24,330,328
Sony Corp.	131,000	12,207,297
Starts Corp., Inc.	231,400	6,232,606
Subaru Corp.	724,700	14,379,716
Sumitomo Mitsui Financial Group, Inc.	761,400	21,892,204
Takeda Pharmaceutical Co., Ltd.	684,200	24,475,102
Takuma Co., Ltd.	799,745	13,695,943
Toyota Motor Corp.	341,900	23,074,949
Total		366,507,503
Columbia Overseas Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 7.0%
ABN AMRO Bank NV(b)	1,678,992	17,188,362
ASR Nederland NV	922,669	34,192,511
ING Groep NV(b)	3,772,368	36,692,751
Signify NV(b)	735,067	30,984,409
Total		119,058,033
Norway 1.7%
Leroy Seafood Group ASA	2,789,252	17,388,452
Yara International ASA	299,852	12,154,111
Total		29,542,563
Pakistan 0.2%
DG Khan Cement Co., Ltd.(b)	5,284,900	3,490,503
Russian Federation 1.0%
Sberbank of Russia PJSC, ADR	1,301,825	17,173,134
Singapore 3.1%
BW LPG Ltd.	1,764,499	11,268,012
DBS Group Holdings Ltd.	955,200	17,819,821
Venture Corp., Ltd.	1,765,700	24,644,410
Total		53,732,243
South Korea 1.1%
GS Home Shopping, Inc.	18,987	2,357,215
Hyundai Home Shopping Network Corp.	91,795	6,056,100
Youngone Corp.	360,158	9,732,924
Total		18,146,239
Spain 2.6%
ACS Actividades de Construccion y Servicios SA	475,374	15,018,474
Endesa SA	875,847	25,174,113
Tecnicas Reunidas SA(b)	381,370	4,679,807
Total		44,872,394
Sweden 0.5%
Granges AB(b)	715,531	7,926,388
Switzerland 1.7%
Novartis AG, Registered Shares	315,891	28,599,362
Taiwan 1.4%
Fubon Financial Holding Co., Ltd.	15,300,000	23,781,703
United Kingdom 16.2%
Barclays Bank PLC(b)	6,694,402	11,880,914
Common Stocks (continued)
Issuer	Shares	Value ($)
BP PLC	5,811,656	18,869,467
British American Tobacco PLC	1,300,086	45,765,988
BT Group PLC	7,412,942	11,474,578
Crest Nicholson Holdings PLC(b)	1,216,887	4,758,061
DCC PLC	366,535	27,596,790
Drax Group PLC	2,262,317	9,904,572
GW Pharmaceuticals PLC, ADR(b)	34,987	4,900,979
HSBC Holdings PLC(b)	1,813,628	9,332,035
Inchcape PLC(b)	814,813	6,486,512
John Wood Group PLC(b)	1,656,424	6,480,562
Just Group PLC(b)	20,352,689	15,098,129
Legal & General Group PLC	3,906,860	12,901,920
Micro Focus International PLC(b)	780,425	3,594,440
Royal Dutch Shell PLC, Class B	2,635,944	42,334,564
TP ICAP PLC	7,601,016	21,482,588
Vodafone Group PLC	10,226,146	16,685,388
WPP PLC	818,813	7,889,883
Total		277,437,370
United States 5.0%
Aerie Pharmaceuticals, Inc.(b)	195,070	2,420,819
Alexion Pharmaceuticals, Inc.(b)	32,468	3,964,668
Burford Capital Ltd.	1,714,395	17,469,685
Insmed, Inc.(b)	111,441	4,347,313
Liberty Global PLC, Class C(b)	1,104,995	23,912,092
Primo Water Corp.(a)	1,673,393	25,151,097
Quotient Ltd.(b)	683,943	4,746,564
Sage Therapeutics, Inc.(b)	45,483	3,369,835
Total		85,382,073
Total Common Stocks (Cost $1,758,515,927)		1,694,311,870

Exchange-Traded Equity Funds 0.3%
	Shares	Value ($)
United States 0.3%
iShares MSCI EAFE Value ETF	118,110	5,408,257
Total Exchange-Traded Equity Funds (Cost $4,750,337)		5,408,257

2	Columbia Overseas Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, November 30, 2020 (Unaudited)
Rights 0.1%
Issuer	Shares	Value ($)
Germany 0.0%
KION Group AG(b)	239,415	71,397
Sweden 0.1%
Granges AB(b)	715,531	1,076,187
Total Rights (Cost $—)		1,147,584

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(c),(d)	3,447,998	3,447,653
Total Money Market Funds (Cost $3,447,653)		3,447,653
Total Investments in Securities (Cost $1,766,713,917)		1,704,315,364
Other Assets & Liabilities, Net		7,243,133
Net Assets		$1,711,558,497

At November 30, 2020, securities and/or cash totaling $22,634,818 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
43,045,000 CAD	32,870,369 USD	Goldman Sachs International	12/23/2020	—	(280,927)
17,569,000 GBP	23,162,818 USD	Goldman Sachs International	12/23/2020	—	(269,381)
55,644,000 ILS	16,495,547 USD	Goldman Sachs International	12/23/2020	—	(327,711)
4,171,845,000 JPY	39,648,557 USD	Goldman Sachs International	12/23/2020	—	(334,614)
18,371,047,000 KRW	16,477,998 USD	Goldman Sachs International	12/23/2020	—	(101,044)
26,714,000 SGD	19,809,203 USD	Goldman Sachs International	12/23/2020	—	(109,731)
468,532,000 TWD	16,498,768 USD	Goldman Sachs International	12/23/2020	59,481	—
62,842,388 USD	86,514,000 AUD	Goldman Sachs International	12/23/2020	680,157	—
16,585,386 USD	142,817,000 SEK	Goldman Sachs International	12/23/2020	76,455	—
Total				816,093	(1,423,408)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Primo Water Corp.	Morgan Stanley	USD	(8,382,231)	(5,577)	15.00	12/18/2020	(159,965)	(181,252)
Teck Resources Ltd.	Morgan Stanley	USD	(13,949,820)	(8,829)	18.00	12/18/2020	(83,558)	(110,363)
Total							(243,523)	(291,615)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	15,491,357	313,442,847	(325,485,838)	(713)	3,447,653	(3,817)	31,422	3,447,998
Abbreviation Legend
ADR	American Depositary Receipt
Columbia Overseas Value Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, November 30, 2020 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Overseas Value Fund | Quarterly Report 2020

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT208_02_L01_(01/21)